Filed with the Securities and Exchange Commission on October 4, 2024

Securities Act of 1933 File No. 333-180308

Investment Company Act of 1940 File No. 811-22680

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 258

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 260

(Check appropriate box or boxes)

ULTIMUS MANAGERS TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Karen Jacoppo-Wood, Esq.

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

With copy to:

Nicole M. Crum, Esq.

Sullivan & Worcester LLP

1666 K Street, NW, Suite 700

Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/ X /	on October 11, 2024 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ X /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 255 (“PEA #255”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on August 1, 2024. Pursuant to Rule 485(a)(2), that filing was expected to become effective on September 30, 2024.

This Post-Effective Amendment No. 258 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 11, 2024 as the new effective date for PEA #255.

This Post-Effective Amendment No. 258 incorporates by reference the information contained in Parts A, B, and C of PEA #255.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 258 to its Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati, and State of Ohio on October 4, 2024.

ULTIMUS MANAGERS TRUST

By:	/s/ Todd E. Heim
Todd E. Heim
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Date

*	October 4, 2024
Keith Shintani, Trustee

*	October 4, 2024
Janine L. Cohen, Trustee		By:	/s/ Karen Jacoppo-Wood
Karen Jacoppo-Wood
*	October 4, 2024		Attorney-in-fact*
Jacqueline A. Williams, Trustee			October 4, 2024

*	October 4, 2024
Clifford N. Schireson, Trustee

*	October 4, 2024
Robert E. Morrison, Trustee

/s/ Todd E. Heim	October 4, 2024
Todd E. Heim, President

/s/ Daniel Bauer	October 4, 2024
Daniel Bauer, Treasurer/Controller/Principal Financial Officer